Financial instruments - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,624,010	R$ 1,624,010
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,564	17,564
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (20,751,229)	R$ (20,751,229)
Possible 25% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 73,578	R$ 73,578
Possible 25% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	403,783	403,783
Possible 25% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	282,202	282,202
Possible 25% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,770	3,770
Possible 25% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	320,294	320,294
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,248,020	3,248,020
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,128	35,128
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (41,502,458)	R$ (41,502,458)
Remote 50% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 147,155	R$ 147,155
Remote 50% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	807,565	807,565
Remote 50% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	564,404	564,404
Remote 50% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,540	7,540
Remote 50% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	640,588	640,588
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,496,039	6,496,039
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,255	70,255
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(83,004,915)	(83,004,915)
Probable (base value) | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,422,308	2,422,308
Probable (base value) | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,293,256	13,293,256
Probable (base value) | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,290,595	9,290,595
Probable (base value) | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	202,961	202,961
Probable (base value) | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 28,534,005	R$ 28,534,005